EXHIBIT 99.1 DISCLOSURES REQUIRED BY RULE 15Ga-1(1)(2)

Asset Class: Residential Mortgage Loans

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand (3)(4)(5)			Assets That Were Repurchased or Replaced (3)(6)			Assets Pending Repurchase or Replacement (within cure period) (3)(7)			Demand in Dispute (3)(8)			Demand Withdrawn (3)(9)			Demand Rejected (3)(10)
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Long Beach Mortgage Loan Trust 2000-1 CIK: 0001132934	X	LONG BEACH MORTGAGE COMPANY	8349	$1,016,526,321	100%	8349	$996,253,418	5544.88%	0	$0	0.00%	0	$0	0.00%	8349	$996,253,418	5544.88%	0	$0	0.00%	0	$0	0.00%
TOTAL			8349	$1,016,526,321	100%	8349	$996,253,418	5544.88%	0	$0	0.00%	0	$0	0.00%	8349	$996,253,418	5544.88%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-1 CIK: 0001136881	X	LONG BEACH MORTGAGE COMPANY	6183	$741,710,531	100%	6183	$725,686,364	4077.62%	0	$0	0.00%	0	$0	0.00%	6183	$725,686,364	4077.62%	0	$0	0.00%	0	$0	0.00%
TOTAL			6183	$741,710,531	100%	6183	$725,686,364	4077.62%	0	$0	0.00%	0	$0	0.00%	6183	$725,686,364	4077.62%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-2 CIK: 0001158453	X	LONG BEACH MORTGAGE COMPANY	11419	$1,596,487,794	100%	11419	$1,560,068,584	4139.02%	0	$0	0.00%	0	$0	0.00%	11419	$1,560,068,584	4139.02%	0	$0	0.00%	0	$0	0.00%
TOTAL			11419	$1,596,487,794	100%	11419	$1,560,068,584	4139.02%	0	$0	0.00%	0	$0	0.00%	11419	$1,560,068,584	4139.02%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-3 CIK: 0001159978	X	LONG BEACH MORTGAGE COMPANY	7097	$1,023,677,633	100%	7097	$999,800,292	4172.98%	0	$0	0.00%	0	$0	0.00%	7097	$999,800,292	4172.98%	0	$0	0.00%	0	$0	0.00%
TOTAL			7097	$1,023,677,633	100%	7097	$999,800,292	4172.98%	0	$0	0.00%	0	$0	0.00%	7097	$999,800,292	4172.98%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-4 CIK: 0001163135	X	LONG BEACH MORTGAGE COMPANY	14231	$1,508,000,000	100%	14231	$1,983,234,728	3925.25%	0	$0	0.00%	0	$0	0.00%	14231	$1,983,234,728	3925.25%	0	$0	0.00%	0	$0	0.00%
TOTAL			14231	$1,508,000,000	100%	14231	$1,983,234,728	3925.25%	0	$0	0.00%	0	$0	0.00%	14231	$1,983,234,728	3925.25%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-1 CIK: 0001169873	X	LONG BEACH MORTGAGE COMPANY	10169	$1,617,564,857	100%	10169	$1,579,787,355	4199.00%	0	$0	0.00%	0	$0	0.00%	10169	$1,579,787,355	4199.00%	0	$0	0.00%	0	$0	0.00%
TOTAL			10169	$1,617,564,857	100%	10169	$1,579,787,355	4199.00%	0	$0	0.00%	0	$0	0.00%	10169	$1,579,787,355	4199.00%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-2 CIK: 0001174623	X	LONG BEACH MORTGAGE COMPANY	6742	$1,002,007,280	100%	6742	$993,000,848	3919.46%	0	$0	0.00%	0	$0	0.00%	6742	$993,000,848	3919.46%	0	$0	0.00%	0	$0	0.00%
TOTAL			6742	$1,002,007,280	100%	6742	$993,000,848	3919.46%	0	$0	0.00%	0	$0	0.00%	6742	$993,000,848	3919.46%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-5 CIK: 0001203085	X	LONG BEACH MORTGAGE COMPANY	6331	$1,007,550,998	100%	6331	$975,895,477	2921.12%	0	$0	0.00%	0	$0	0.00%	6331	$975,895,477	2921.12%	0	$0	0.00%	0	$0	0.00%
TOTAL			6331	$1,007,550,998	100%	6331	$975,895,477	2921.12%	0	$0	0.00%	0	$0	0.00%	6331	$975,895,477	2921.12%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-1 CIK: 0001217080	X	LONG BEACH MORTGAGE COMPANY	12382	$2,003,659,682	100%	12382	$1,938,672,309	3434.32%	0	$0	0.00%	0	$0	0.00%	12382	$1,938,672,309	3434.32%	0	$0	0.00%	0	$0	0.00%
TOTAL			12382	$2,003,659,682	100%	12382	$1,938,672,309	3434.32%	0	$0	0.00%	0	$0	0.00%	12382	$1,938,672,309	3434.32%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-2 CIK: 0001225774	X	LONG BEACH MORTGAGE COMPANY	5041	$927,853,522	100%	5041	$897,014,300	3018.59%	0	$0	0.00%	0	$0	0.00%	5041	$897,014,300	3018.59%	0	$0	0.00%	0	$0	0.00%
TOTAL			5041	$927,853,522	100%	5041	$897,014,300	3018.59%	0	$0	0.00%	0	$0	0.00%	5041	$897,014,300	3018.59%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-3 CIK: 0001237287	X	LONG BEACH MORTGAGE COMPANY	4188	$901,545,597	100%	4188	$874,771,900	3041.28%	0	$0	0.00%	0	$0	0.00%	4188	$874,771,900	3041.28%	0	$0	0.00%	0	$0	0.00%
TOTAL			4188	$901,545,597	100%	4188	$874,771,900	3041.28%	0	$0	0.00%	0	$0	0.00%	4188	$874,771,900	3041.28%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-4 CIK: 0001253156	X	LONG BEACH MORTGAGE COMPANY	11757	$2,209,103,240	100%	11757	$2,120,331,329	2311.30%	0	$0	0.00%	0	$0	0.00%	11757	$2,120,331,329	2311.30%	0	$0	0.00%	0	$0	0.00%
TOTAL			11757	$2,209,103,240	100%	11757	$2,120,331,329	2311.30%	0	$0	0.00%	0	$0	0.00%	11757	$2,120,331,329	2311.30%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-1 CIK: 0001278734	X	LONG BEACH MORTGAGE COMPANY	23364	$4,517,684,935	100%	23364	$4,314,579,548	2050.33%	0	$0	0.00%	0	$0	0.00%	23364	$4,314,579,548	2050.33%	0	$0	0.00%	0	$0	0.00%
TOTAL			23364	$4,517,684,935	100%	23364	$4,314,579,548	2050.33%	0	$0	0.00%	0	$0	0.00%	23364	$4,314,579,548	2050.33%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-2 CIK: 0001288997	X	LONG BEACH MORTGAGE COMPANY	8194	$1,523,305,466	100%	8194	$1,462,748,774	1665.60%	0	$0	0.00%	0	$0	0.00%	8194	$1,462,748,774	1665.60%	0	$0	0.00%	0	$0	0.00%
TOTAL			8194	$1,523,305,466	100%	8194	$1,462,748,774	1665.60%	0	$0	0.00%	0	$0	0.00%	8194	$1,462,748,774	1665.60%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-3 CIK: 0001292739	X	LONG BEACH MORTGAGE COMPANY	9976	$2,002,830,254	100%	9976	$1,920,770,353	1682.61%	0	$0	0.00%	0	$0	0.00%	9976	$1,920,770,353	1682.61%	0	$0	0.00%	0	$0	0.00%
TOTAL			9976	$2,002,830,254	100%	9976	$1,920,770,353	1682.61%	0	$0	0.00%	0	$0	0.00%	9976	$1,920,770,353	1682.61%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-4 CIK: 0001302492	X	LONG BEACH MORTGAGE COMPANY	13221	$2,724,537,099	100%	13221	$2,642,922,432	1754.02%	0	$0	0.00%	0	$0	0.00%	13221	$2,642,922,432	1754.02%	0	$0	0.00%	0	$0	0.00%
TOTAL			13221	$2,724,537,099	100%	13221	$2,642,922,432	1754.02%	0	$0	0.00%	0	$0	0.00%	13221	$2,642,922,432	1754.02%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-5 CIK: 0001300994	X	LONG BEACH MORTGAGE COMPANY	5052	$1,016,304,261	100%	5052	$981,780,719	1617.89%	0	$0	0.00%	0	$0	0.00%	5052	$981,780,719	1617.89%	0	$0	0.00%	0	$0	0.00%
TOTAL			5052	$1,016,304,261	100%	5052	$981,780,719	1617.89%	0	$0	0.00%	0	$0	0.00%	5052	$981,780,719	1617.89%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-6 CIK: 0001306775	X	LONG BEACH MORTGAGE COMPANY	5638	$1,105,106,536	100%	5638	$1,075,726,815	1745.42%	0	$0	0.00%	0	$0	0.00%	5638	$1,075,726,815	1745.42%	0	$0	0.00%	0	$0	0.00%
TOTAL			5638	$1,105,106,536	100%	5638	$1,075,726,815	1745.42%	0	$0	0.00%	0	$0	0.00%	5638	$1,075,726,815	1745.42%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-1 CIK: 0001313483	X	LONG BEACH MORTGAGE COMPANY	17236	$3,514,417,933	100%	17236	$3,419,893,833	1482.98%	0	$0	0.00%	0	$0	0.00%	17236	$3,419,893,833	1482.98%	0	$0	0.00%	0	$0	0.00%
TOTAL			17236	$3,514,417,933	100%	17236	$3,419,893,833	1482.98%	0	$0	0.00%	0	$0	0.00%	17236	$3,419,893,833	1482.98%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-2 CIK: 0001322738	X	LONG BEACH MORTGAGE COMPANY	12935	$2,504,784,085	100%	12935	$2,442,441,932	1447.58%	0	$0	0.00%	0	$0	0.00%	12935	$2,442,441,932	1447.58%	0	$0	0.00%	0	$0	0.00%
TOTAL			12935	$2,504,784,085	100%	12935	$2,442,441,932	1447.58%	0	$0	0.00%	0	$0	0.00%	12935	$2,442,441,932	1447.58%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-3 CIK: 0001338041	X	LONG BEACH MORTGAGE COMPANY	5937	$1,529,015,326	100%	5937	$1,491,376,717	1110.88%	0	$0	0.00%	0	$0	0.00%	5937	$1,491,376,717	1110.88%	0	$0	0.00%	0	$0	0.00%
TOTAL			5937	$1,529,015,326	100%	5937	$1,491,376,717	1110.88%	0	$0	0.00%	0	$0	0.00%	5937	$1,491,376,717	1110.88%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL1 CIK: 0001333181	X	LONG BEACH MORTGAGE COMPANY	16094	$2,974,479,513	100%	16094	$2,906,216,022	1360.37%	0	$0	0.00%	0	$0	0.00%	16094	$2,906,216,022	1360.37%	0	$0	0.00%	0	$0	0.00%
TOTAL			16094	$2,974,479,513	100%	16094	$2,906,216,022	1360.37%	0	$0	0.00%	0	$0	0.00%	16094	$2,906,216,022	1360.37%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL2 CIK: 0001337302	X	LONG BEACH MORTGAGE COMPANY	14075	$2,761,008,899	100%	14075	$2,684,494,116	1055.60%	0	$0	0.00%	0	$0	0.00%	14075	$2,684,494,116	1055.60%	0	$0	0.00%	0	$0	0.00%
TOTAL			14075	$2,761,008,899	100%	14075	$2,684,494,116	1055.60%	0	$0	0.00%	0	$0	0.00%	14075	$2,684,494,116	1055.60%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL3 CIK: 0001345657	X	LONG BEACH MORTGAGE COMPANY	9604	$2,194,745,157	100%	9604	$2,131,279,034	902.04%	0	$0	0.00%	0	$0	0.00%	9604	$2,131,279,034	902.04%	0	$0	0.00%	0	$0	0.00%
TOTAL			9604	$2,194,745,157	100%	9604	$2,131,279,034	902.04%	0	$0	0.00%	0	$0	0.00%	9604	$2,131,279,034	902.04%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-1 CIK: 0001350315	X	LONG BEACH MORTGAGE COMPANY	11375	$2,501,866,736	100%	11375	$2,428,979,655	721.96%	0	$0	0.00%	0	$0	0.00%	11375	$2,428,979,655	721.96%	0	$0	0.00%	0	$0	0.00%
TOTAL			11375	$2,501,866,736	100%	11375	$2,428,979,655	721.96%	0	$0	0.00%	0	$0	0.00%	11375	$2,428,979,655	721.96%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-10 CIK: 0001379746	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	4841	$1,033,338,946	100%	4841	$981,508,339	417.76%	0	$0	0.00%	0	$0	0.00%	4841	$981,508,339	417.76%	0	$0	0.00%	0	$0	0.00%
TOTAL			4841	$1,033,338,946	100%	4841	$981,508,339	417.76%	0	$0	0.00%	0	$0	0.00%	4841	$981,508,339	417.76%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-11 CIK: 0001382996	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	6608	$1,532,272,816	100%	6608	$1,449,014,821	395.03%	0	$0	0.00%	0	$0	0.00%	6608	$1,449,014,821	395.03%	0	$0	0.00%	0	$0	0.00%
TOTAL			6608	$1,532,272,816	100%	6608	$1,449,014,821	395.03%	0	$0	0.00%	0	$0	0.00%	6608	$1,449,014,821	395.03%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-2 CIK: 0001350317	X	LONG BEACH MORTGAGE COMPANY	14914	$3,006,587,525	100%	14914	$2,919,442,554	748.33%	0	$0	0.00%	0	$0	0.00%	14914	$2,919,442,554	748.33%	0	$0	0.00%	0	$0	0.00%
TOTAL			14914	$3,006,587,525	100%	14914	$2,919,442,554	748.33%	0	$0	0.00%	0	$0	0.00%	14914	$2,919,442,554	748.33%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-3 CIK: 0001355515	X	LONG BEACH MORTGAGE COMPANY	8177	$1,750,539,307	100%	8177	$1,700,172,023	697.51%	0	$0	0.00%	0	$0	0.00%	8177	$1,700,172,023	697.51%	0	$0	0.00%	0	$0	0.00%
TOTAL			8177	$1,750,539,307	100%	8177	$1,700,172,023	697.51%	0	$0	0.00%	0	$0	0.00%	8177	$1,700,172,023	697.51%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-4 CIK: 0001358910	X	LONG BEACH MORTGAGE COMPANY	9947	$1,923,931,222	100%	9947	$1,864,676,806	652.35%	0	$0	0.00%	0	$0	0.00%	9947	$1,864,676,806	652.35%	0	$0	0.00%	0	$0	0.00%
TOTAL			9947	$1,923,931,222	100%	9947	$1,864,676,806	652.35%	0	$0	0.00%	0	$0	0.00%	9947	$1,864,676,806	652.35%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-5 CIK: 0001364477	X	LONG BEACH MORTGAGE COMPANY	9595	$1,925,965,129	100%	9595	$1,856,437,194	555.77%	0	$0	0.00%	0	$0	0.00%	9595	$1,856,437,194	555.77%	0	$0	0.00%	0	$0	0.00%
TOTAL			9595	$1,925,965,129	100%	9595	$1,856,437,194	555.77%	0	$0	0.00%	0	$0	0.00%	9595	$1,856,437,194	555.77%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-6 CIK: 0001367733	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7973	$1,696,308,794	100%	7973	$1,632,043,652	559.01%	0	$0	0.00%	0	$0	0.00%	7973	$1,632,043,652	559.01%	0	$0	0.00%	0	$0	0.00%
TOTAL			7973	$1,696,308,794	100%	7973	$1,632,043,652	559.01%	0	$0	0.00%	0	$0	0.00%	7973	$1,632,043,652	559.01%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-7 CIK: 0001370358	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7648	$1,632,830,233	100%	7648	$1,560,373,499	476.05%	0	$0	0.00%	0	$0	0.00%	7648	$1,560,373,499	476.05%	0	$0	0.00%	0	$0	0.00%
TOTAL			7648	$1,632,830,233	100%	7648	$1,560,373,499	476.05%	0	$0	0.00%	0	$0	0.00%	7648	$1,560,373,499	476.05%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-8 CIK: 0001374621	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	6646	$1,418,910,068	100%	6646	$1,358,113,097	506.02%	0	$0	0.00%	0	$0	0.00%	6646	$1,358,113,097	506.02%	0	$0	0.00%	0	$0	0.00%
TOTAL			6646	$1,418,910,068	100%	6646	$1,358,113,097	506.02%	0	$0	0.00%	0	$0	0.00%	6646	$1,358,113,097	506.02%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-9 CIK: 0001374622	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7173	$1,563,345,085	100%	7173	$1,491,225,399	443.02%	0	$0	0.00%	0	$0	0.00%	7173	$1,491,225,399	443.02%	0	$0	0.00%	0	$0	0.00%
TOTAL			7173	$1,563,345,085	100%	7173	$1,491,225,399	443.02%	0	$0	0.00%	0	$0	0.00%	7173	$1,491,225,399	443.02%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-A CIK: 0001360257	X	LONG BEACH MORTGAGE COMPANY	8568	$533,687,570	100%	8568	$524,296,304	3710.75%	0	$0	0.00%	0	$0	0.00%	8568	$524,296,304	3710.75%	0	$0	0.00%	0	$0	0.00%
TOTAL			8568	$533,687,570	100%	8568	$524,296,304	3710.75%	0	$0	0.00%	0	$0	0.00%	8568	$524,296,304	3710.75%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL1 CIK: 0001348572	X	LONG BEACH MORTGAGE COMPANY	9169	$1,907,889,166	100%	9169	$1,837,920,295	832.32%	0	$0	0.00%	0	$0	0.00%	9169	$1,837,920,295	832.32%	0	$0	0.00%	0	$0	0.00%
TOTAL			9169	$1,907,889,166	100%	9169	$1,837,920,295	832.32%	0	$0	0.00%	0	$0	0.00%	9169	$1,837,920,295	832.32%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL2 CIK: 0001350316	X	LONG BEACH MORTGAGE COMPANY	10374	$1,912,302,287	100%	10374	$1,853,990,026	877.37%	0	$0	0.00%	0	$0	0.00%	10374	$1,853,990,026	877.37%	0	$0	0.00%	0	$0	0.00%
TOTAL			10374	$1,912,302,287	100%	10374	$1,853,990,026	877.37%	0	$0	0.00%	0	$0	0.00%	10374	$1,853,990,026	877.37%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL3 CIK: 0001350318	X	LONG BEACH MORTGAGE COMPANY	10974	$1,921,482,693	100%	10974	$1,863,776,987	921.47%	0	$0	0.00%	0	$0	0.00%	10974	$1,863,776,987	921.47%	0	$0	0.00%	0	$0	0.00%
TOTAL			10974	$1,921,482,693	100%	10974	$1,863,776,987	921.47%	0	$0	0.00%	0	$0	0.00%	10974	$1,863,776,987	921.47%	0	$0	0.00%	0	$0	0.00%
GRAND TOTAL			379197	$70,185,164,495	100%	379197	$68,440,717,853	1062.85%	0	$0	0.00%	0	$0	0.00%	379197	$68,440,717,853	1062.85%	0	$0	0.00%	0	$0	0.00%

______________________________
(1) This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and that is available to us without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (if any) (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities.  Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense, because some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).

The information in this Form ABS-15G has not been verified by any third party.  In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

(2) Long Beach Securities Corp., as Securitizer, is filing this Form ABS-15G in respect of all mortgage-backed securities representing interests in pools of residential mortgage loans for which it acted as depositor and which are outstanding during the reporting period.  On September 25, 2008, JPMorgan Chase Bank, National Association (“JPMCB”) acquired the banking operations of Washington Mutual Bank from the Federal Deposit Insurance Corporation (“FDIC”).  It is JPMCB’s position that certain of the repurchase obligations of Washington Mutual Bank remain with the FDIC receivership.  Assets are reported herein in accordance with Rule 15Ga-1 regardless of the validity of the demand or defenses thereto, and nothing in this report shall constitute, or be deemed, a waiver of any rights, defenses, powers or privileges of any party relating to these assets.

(3) The outstanding principal balance of each asset for which a decision has been made to repurchase or replace, is calculated as of the date of the repurchase or replacement; the outstanding principal balance of each asset that has been liquidated or for which a decision has been made to make-whole, is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period.  All of the balances and loan counts set forth in the exhibit are based on the Securitizer’s records and, in certain instances, may differ from balance and loan count information publicly available.

(4) Assets for this transaction which are being reported as “assets that were subject of demand” are the result of litigation involving a generalized repurchase claim against the related Securitizer or an affiliate without a loan-by-loan designation.  As a result, 100% of the related loans in the transaction or loan group are captured by this report.

(5) Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during or prior to the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period.

(6) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(7) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(8) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review.

(9) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(10) “Demand Rejected” shows assets where a repurchase demand has been rejected by the Securitizer.